Eaton Vance Small-Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 50 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Small-Cap Value Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Small-Cap Value Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses		1.75%	2.50%	2.50%	1.50%
Expense Reimbursement	[1][2]	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.45%	2.20%	2.20%	1.20%
[1]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective March 1, 2014, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's last fiscal year.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class B and Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through April 30, 2015 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,067	1,143	2,495
Class B	723	1,150	1,504	2,629
Class C	323	750	1,304	2,813
Class I	122	445	790	1,765

Expense Example, No Redemption Eaton Vance Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,067	1,143	2,495
Class B	223	750	1,304	2,629
Class C	223	750	1,304	2,813
Class I	122	445	790	1,765

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the portfolio managers, are inexpensive or undervalued relative to the overall stock market. The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index. Normally at least 80% of the Fund’s net assets will be invested in equity securities of small-cap companies (the “80% Policy”). The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks). The Fund may invest up to 20% of its net assets in real estate investment trusts.

In selecting securities, the portfolio managers seek companies that, in their opinion, are high in quality. Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as a company’s earning or cash flow capabilities, financial strength, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value). The Fund seeks to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap or value stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of small and emerging companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2013 , the highest quarterly total return for Class A was 18. 35 % for the quarter ended June 30, 2009, and the lowest quarterly return was –22.76% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Small-Cap Value Fund	1 Year	5 Years	10 Years
Class A	23.90%	14.35%	7.50%
Class A After Taxes on Distributions	21.78%	13.64%	6.77%
Class A After Taxes on Distributions and Sales	15.14%	11.62%	6.17%
Class B	25.47%	14.60%	7.34%
Class C	29.51%	14.83%	7.34%
Class I	31.84%	15.94%	8.26%
Russell 2000 Value Index	34.52%	17.63%	8.60%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.